Schedule of Fair Value of Financial Assets And Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 1	$ 2,308,916
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 2	2,308,916
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 3	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 4	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 5	220,961
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 6	220,961
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 7	260,434
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 8	260,434
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 9	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 10	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 11	2,790,311
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 12	2,790,311
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 13	0
Significant Accounting Policies Schedule Of Fair Value Of Financial Assets And Liabilities 14	$ 0